Note 4(b) - Vessels, Net - Summary of Vessels (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Depreciation	$ (3,002)	$ (2,790)
Balance, Net Book Value	162,734
Depreciation	(3,002)	$ (2,790)
Balance, Net Book Value	180,678
Vessels [Member]
Balance, cost	164,694		$ 164,694
Balance, Accumulated Depreciation	(9,759)
Depreciation	(3,002)
Balance, Accumulated Depreciation	(12,761)
Balance, Net Book Value	154,935
Depreciation	(3,002)
Balance, Net Book Value	$ 151,933